FAIR VALUE - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 34,573,000,000	$ 28,908,000,000
Transfer in and/or (out) of Level 3	0	0
Other assets	1,372,000,000	1,171,000,000
Fixed maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	2,500,000,000	2,200,000,000
Investments | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other assets	$ 233,000,000	$ 239,000,000